Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transactions under the Company’s stock option plans

	Shares	Weighted average exercise price	Weighted average remaining contractual life in years	Aggregate intrinsic value
Outstanding at December 31, 2012	516,332	$7.06	5.4	$327,725
Options granted	37,500	6.58
Options exercised	(11,667)	6.62
Options forfeited	(8,333)	6.56
Options expired	(84,857)	8.84
Outstanding at December 31, 2013	448,975	$6.70	5.6	$739,951
Options granted	46,000	8.16
Options exercised	(36,950)	4.33
Options forfeited	(9,119)	9.73
Options expired	(29,985)	10.16
Outstanding at December 31, 2014	418,921	$6.76	5.5	$1,257,968
Exercisable at December 31, 2014	340,423	$6.60	4.7	$1,098,108

Stock Options, Valuation Assumptions

	For the years ended December 31,
	2014	2013
Number of options granted	46,000	37,500
Weighted average exercise price	$8.16	$6.58
Weighted average fair value of options	$3.21	$3.19
Expected life in years (1)	5.54	5.75
Expected volatility (2)	45.32%	51.40%
Risk-free interest rate (3)	1.57%	1.24%
Dividend yield (4)	1.01%	0.17%
(1)	The expected life of the options was estimated based on historical employee behavior and represents the period of time that options granted are expected to be outstanding.
(2)	The expected volatility of the Company’s stock price was based on the historical volatility over the period commensurate with the expected life of the options.
(3)	The risk-free interest rate is the U.S Treasury rate commensurate with the expected life of the options on the date of grant.
(4)	The expected dividend yield is the projected annual yield based on the grant date stock price.

Schedule of Information About Options Exercised

	For the years ended December 31,
	2014	2013
Number of options exercised	36,950	11,667
Total intrinsic value of options exercised	$157,406	$15,367
Cash received from options exercised	70,405	-
Tax deduction realized from options exercised	62,868	6,138

Schedule of Stock Options, by Exercise Price Range

	Options outstanding			Options exercisable
Range of exercise prices	Options outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price	Options exercisable	Weighted average exercise price
$0.00 - 4.00	89,000	4.2	$3.85	89,000	$3.85
4.01 - 8.00	282,475	6.4	6.73	208,977	6.55
8.01 - 12.00	5,551	9.2	10.39	551	11.25
12.01 - 16.00	41,895	2.1	12.62	41,895	12.62
Total	418,921	5.5	$6.76	340,423	$6.60

Schedule of Nonvested Share Activity

	Shares	Average grant date fair value
Nonvested restricted stock at December 31, 2013	95,625	$6.67
Granted	17,500	8.88
Vested	(35,375)	6.51
Nonvested restricted stock at December 31, 2014	77,750	$7.24

Restricted Stock Awards Activity

	For the years ended December 31,
	2014	2013
Number of shares granted	17,500	42,500
Average grant date fair value	$8.88	$7.12

Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocation of Share-based Compensation Costs

	For the years ended December 31,
	2014	2013
Compensation expense	$152,349	$140,873
Income tax benefit	60,848	56,265

Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocation of Share-based Compensation Costs

	For the years ended December 31,
	2014	2013
Compensation expense	$245,428	$198,682
Income tax benefit	98,024	79,354